Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 521,290	$ 521,609
Accumulated amortization	353,333	306,646
Amortized cost	167,957	214,963
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	254,839	254,798
Accumulated amortization	161,838	140,233
Expected useful lives, years	10 years
Customer Relations
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	201,962	201,809
Accumulated amortization	157,137	137,356
Expected useful lives, years	6 years
Trademarks And Other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	64,489	65,002
Accumulated amortization	$ 34,358	$ 29,057
Expected useful lives, years	11 years